Merger with REIT II Merger with REIT II - Acquired Intangible Leases (FY) (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 16, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities	$ (164,839)			$ (164,839)	$ (118,012)
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	464,721			$ 464,721	$ 313,432
Weighted Average Useful Life		11 years	6 years	8 years	13 years
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 67,140			$ 67,140	$ 53,524
Weighted Average Useful Life		8 years	3 years	9 years	6 years
Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life		16 years	16 years	15 years	18 years
REIT II
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities						$ (60,421)
REIT II | In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						181,916
Weighted Average Useful Life	13 years
REIT II | Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 15,468
Weighted Average Useful Life	7 years
REIT II | Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	17 years